Income Taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets:
Net operating loss carry forward		24,615	20,057
Deferred rent		6,297	5,180
Accrued payroll and other expense		2,976	6,391
Property and equipment impairment		4,877	3,394
Others		358	213
Sub-total		39,123	35,235
Valuation allowance	(4,700)	(29,379)	(25,764)
Total deferred tax assets		9,744	9,471
Deferred tax assets are analyzed as:
Current	150	930	1,879
Non-current	1,421	8,814	7,592
Total deferred tax assets		9,744	9,471